Employee Benefit Plans	12 Months Ended
Jun. 27, 2021
Disclosure Text Block Supplement [Abstract]
Employee Benefit Plans

(11) Employee Benefit Plans

The Company sponsors a defined contribution 401(k) plan to which certain U.S. employees may make voluntary contributions based on their compensation. The Company provided a matching contribution of 20% of the employee’s contributions up to 8% effective April 1, 2018 to eligible employees. During the fiscal years 2021 and 2020, the Company had $7 and $336, respectively, in matching 401(k) expense contributions. The Company’s matching contribution was suspended on April 4, 2020 and remained suspended during the fiscal year ended June 27, 2021.

(1)      During fiscal year 2021, we deferred $12,061 of capital lease obligations from fiscal 2021 to be paid in fiscal years 2023, 2024 and 2025, at an interest rate of LIBOR plus 3% per annum. These deferrals are included in other long-term liabilities in the consolidated balance sheets, and are excluded from the table above. See Note 2 — Significant Accounting Policies: Recently Adopted Accounting Standards for more information.